Related Party Transactions (Details) - Schedule of due to related parties - Nukkleus Inc.[Member] - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2023	Sep. 30, 2022
Variable Interest Entity [Line Items]
Due to related parties		$ 4,506,244	$ 4,514,063
Forexware LLC [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	1,125,591	1,079,229
FXDIRECT [Member]
Variable Interest Entity [Line Items]
Due to related parties		2,909,501	3,042,101
Currency Mountain Holdings Bermuda, Limited (“CMH”) [Member]
Variable Interest Entity [Line Items]
Due to related parties		42,000	42,000
TCM [Member]
Variable Interest Entity [Line Items]
Due to related parties		91,749
FXDD Trading [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	268,608	242,113
Markets Direct Payments [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	2,346	2,114
Match Fintech Limited [Member]
Variable Interest Entity [Line Items]
Due to related parties	[2]	$ 66,449	$ 106,506

[1]	Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.
[2]	Match Fintech Limited is controlled by affiliates of the Company.